Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Condensed Consolidated Statements of Operations
Revenues	$ 0	$ 22	$ 21	$ 64	$ 64	$ 0
Cost of goods sold	0	19	22	61	61	0
Gross profit (loss)	0	3	(1)	3	3	0
Costs and expenses
General and administrative	555	479	1,620	1,446	2,115	1,896
Professional fees	108	123	332	308	427	3,595
Depreciation and amortization	13	13	39	56	69	112
Total costs and expenses	676	615	1,991	1,810	2,611	5,603
Net loss	(676)	(612)	(1,992)	(1,807)	(2,608)	(5,603)
Net loss attributable to non-controlling interest	(27)	(34)	(92)	(120)	(154)	(200)
Net loss attributable to the Company	$ (649)	$ (578)	$ (1,900)	$ (1,687)	$ (2,454)	$ (5,403)
Net loss per share
Basic	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.03)	$ (0.05)	$ (0.11)
Diluted	$ (0.01)	$ (0.01)	$ (0.04)	$ (0.03)	$ (0.05)	$ (0.11)
Weighted average common shares outstanding
Basic	51,128,298	50,772,315	51,013,417	50,588,647	50,640,093	50,036,052
Diluted	51,128,298	50,772,315	51,013,417	50,588,647	50,640,093	50,036,052